Summary of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - Two Thousand Nineteen Plan And Two Thousand Twenty Three Plan [Member] shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Balance | shares
Weighted Average Exercise Price, Balance | $ / shares
Number of Units Outstanding, Granted | shares	40
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 1.80
Number of Units Outstanding, Vested | shares	(40)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.80
Number of Warrants, Balance | shares
Weighted Average Exercise Price, Balance | $ / shares
Number of Units Outstanding, Vested and unreleased | shares	40
Weighted Average Grant Date Fair Value, Vested and unreleased | $ / shares	$ 1.80
Number of Units Outstanding, Vested Balance | shares	40
Weighted Average Grant Date Fair Value Balance | $ / shares	$ 1.80